Income Taxes - Summary of Reconciliation of Estimated Income Tax to Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income/(loss) before income taxes	₨ (317,553.1)	$ (4,591.8)	₨ 103,740.1	₨ 94,598.8
Income tax expense at tax rates applicable to individual entities	(54,712.2)	(791.2)	20,746.7	13,625.8
Additional deduction for patent, research and product development cost	(1,891.2)	(27.3)	(4,099.8)	(7,455.8)
Items (net) not deductible for tax /not liable to tax :
- foreign currency (gain)/loss relating to loans and deposits (net)	(82.8)	(1.2)	1,336.2	(739.8)
- interest, loss on conversion option and other expenses relating to borrowings for investment	621.6	9.0	337.8	531.0
- Dividend from subsidiaries, joint operations, equity accounted investees and available-for-saleinvestments	(15.5)	(0.2)	(50.1)	27.1
Undistributed earnings of subsidiaries, joint operations and equity accounted investees	1,277.8	18.5	9,170.1	4,134.3
Deferred tax assets not recognized because realization is not probable	4,738.7	68.5	9,902.3	29,372.1
Utilization/credit of unrecognized tax losses, unabsorbed depreciation and other tax benefits	(7,016.4)	(101.5)	(3,583.3)	(2,950.5)
Previously recognized deferred tax assets written down on account of provision for impairment in Jaguar Land Rover	26,981.5	390.2
Profit on sale of business by a subsidiary to another subsidiary				4,078.9
Profit on sale of investments in subsidiaries and Others	(932.0)	(13.5)
Tax on share of (profit)/loss of equity accounted investees (net)	(532.7)	(7.7)	(4,601.4)	(3,146.7)
Impact of change in statutory tax rates	4,540.4	65.7	5,392.6	(5,684.6)
Others	1,597.8	23.0	3,127.1	3,243.8
Income tax expense/(credit) reported	₨ (25,425.0)	$ (367.7)	₨ 37,678.2	₨ 35,035.6